Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-09-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Sep. 30, 2023
Erroneous Compensation Analysis
Clawback Provisions

In
September 2023
, to comply with the requirements of the Dodd-Frank Act and the final NYSE listing rules, the Compensation Committee adopted a clawback policy applicable to incentive-based compensation for current and former Section 16 officers as defined under the Exchange Act (the “SEC Clawback Policy”). Under the SEC Clawback Policy, if we are required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws, the Board will recover any erroneously awarded incentive-based compensation received by current or former Section 16 officers during the three completed fiscal years immediately preceding the date the Company determines that an accounting restatement is required. We also adopted a separate clawback policy in 2018 allowing for the recoupment of incentive compensation that applies to non-Section

16 officers whose title is Senior Managing Director.